BILLS PAYABLE	12 Months Ended
Dec. 31, 2013
BILLS PAYABLE [Text Block]

12.     BILLS PAYABLE

The Company has total available bills payable facilities of $33.16 million and $38.61 million with various banks, of which $6.61 million and $4.91 million were unutilized as of December 31, 2013 and 2012 respectively. The funds borrowed under these facilities are generally repayable within 1 year. Bills payable are non-interest bearing and generally repaid within 1 year.